Barbara L. Borden T: +1 858 550 6064 bordenbl@cooley.com	VIA EDGAR

April 4, 2013

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffrey Riedler

Re:	Sophiris Bio Inc.

Registration Statement on Form S-1 (File No. 333-186724)

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client, Sophiris Bio Inc. (the “Company”), is a registration statement on Form S-1/A (“Second Amended Registration Statement”). The Second Amended Registration Statement updates the Company’s registration statement on Form S-1 (the “First Amended Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on March 4, 2013. The copy of the Second Amended Registration Statement that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement.

The Second Amended Registration Statement is being submitted in response to the verbal comment received from the staff of the Commission (the “Staff”) on March 11, 2013 with respect to the Registration Statement (the “Comment Letter”). Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of the Second Amended Registration Statement.

Staff Comment and Company Response

Consolidated Financial Statements

Reports of Independent Registered Public Accounting Firm, page F-2

“We note the revised audit opinion which now states that PricewaterhouseCoopers LLP (U.S.) audited the cumulative period from January 1, 2012 until December 31, 2012. Both introductory and opinion paragraphs of its auditors report should reference the cumulative period from inception to December 31, 2012. Also, the revised report should include a reference to the predecessor auditor identifying the periods audited by the predecessor auditor in the introductory paragraph of the audit report and refer to the report of the other auditor in expressing its opinion on the cumulative period from inception.”

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange Commission

April 4, 2013

Page Two

Response: PricewaterhouseCoopers LLP (U.S.) has revised their audit report in the Second Amended Registration Statement to address the Staff’s comment.

The Company requests the Staff’s assistance in completing the review of the Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Second Amended Registration Statement or this response letter to me at (858) 550-6064.

Sincerely,

/s/ Barbara L. Borden
Barbara L. Borden

cc:    Peter Slover, Sophiris Bio Inc.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM